Share Capital (Details) - Schedule of Earnings Per Share Basic and Diluted - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Earnings Per Share Basic And Diluted Abstract
Net income attributable to equity holders of the Company (Income Numerator)	$ 20,608	$ 30,634
Basic earnings per share (Income Numerator)	$ 20,608	$ 30,634
Basic earnings per share (Shares Denominator)	176,862,877	176,534,501
Basic earnings per share (Per-Share Amount)	$ 0.12	$ 0.17
Effect of dilutive securities:
Stock options (Shares Denominator)	2,126,672	1,789,467
Diluted earnings per share (Income Numerator)	$ 20,608	$ 30,634
Diluted earnings per share (Shares Denominator)	178,989,549	178,323,968
Diluted earnings per share (Per-Share Amount)	$ 0.12	$ 0.17